SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Inventories
Raw materials	$ 118	$ 117
Finished goods	2,189	610
Inventory in transit	40	636
Smart cart parts	3,189	2,528
Inventories	$ 5,536	$ 3,891